SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of intangible assets with finite useful lives	12 Months Ended
Dec. 31, 2020
Customer contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life at the Acquisition Date	8 years 8 months 12 days
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life at the Acquisition Date	4 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life at the Acquisition Date	7 years
Customer list [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life at the Acquisition Date	5 years
Brand [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life at the Acquisition Date	10 years